RULE ONE FUND

Schedule of Investments

March 31, 2026 (unaudited)

				Shares		Value
58.33%	COMMON STOCKS(A)
16.82%	COMMUNICATION SERVICES
	Netflix, Inc.(B)			370,000		$35,575,500
9.20%	CONSUMER DISCRETIONARY
	Lowe's Companies, Inc.			10,000		2,362,800
	Lululemon Athletica, Inc.(B)			101,700		15,570,270
	Pool Corp.			7,500		1,517,475
						19,450,545
7.31%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(B)			200,500		15,464,565
3.33%	FINANCIALS
	Federal Home Loan Mortgage Corp.(B)			400,000		2,560,000
	Federal National Mortgage Assoc.(B)			400,000		2,904,000
	PayPal Holdings, Inc.			35,000		1,583,050
						7,047,050
21.67%	INFORMATION TECHNOLOGY
	Salesforce, Inc.			84,000		15,680,280
	ASML Holding NV			7,100		9,377,893
	Constellation Software, Inc.			11,800		20,759,150
						45,817,323
58.33%	TOTAL COMMON STOCKS					123,354,983
	(Cost: $101,206,789)
0.14%	OPTIONS PURCHASED
		Number of		Exercise	Expiration
	Description	Contracts	Notional Amount	Price	Date	Value
0.14%
	PUT
	Invesco QQQ Trust Series	1,000	57,718,000	349.78	06/18/2026	90,000
	Pool Corp.	220	4,451,260	160.00	07/17/2026	75,900
	S&P 500 Index	125	81,606,500	4,000.00	06/18/2026	125,000
	(Cost: $2,151,248)					290,900

RULE ONE FUND

Schedule of Investments

March 31, 2026 (unaudited)

		Number of	Excercise	Expiration
	Description	Contracts Notional Amount	Price	Date	Value

0.14%	TOTAL OPTIONS PURCHASED				$290,900
	(Cost: $2,151,248)
			Shares		Value
43.40%	MONEY MARKET FUND
	Federated Government Obligations Fund 3.540%(C)		91,818,441		91,781,304
	(Cost: $91,781,304)
101.87%	TOTAL INVESTMENTS				215,427,187
	(Cost: $195,139,341)
(1.87%)	Liabilities in excess of other assets				(3,955,772)
100.00%	NET ASSETS				$211,471,415

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing

(C)Effective 7 day yield as of March 31,2026

See Notes to Schedule of Investments.

RULE ONE FUND

Schedule of Options Written

March 31, 2026 (unaudited)

(2.32%) OPTIONS WRITTEN
	Number of		Exercise	Expiration
Description	Contracts	Notional Amount	Price	Date	Value

(1.46%) CALL OPTIONS
ASML Holding NV	71	(9,377,893)	1,000.00	12/18/2026 $	(2,974,190)
Lowe's Companies, Inc.	100	(2,362,800)	232.50	04/02/2026	(50,500)
PayPal Holdings, Inc.	350	(1,583,050)	62.50	09/18/2026	(37,100)
Pool Corp.	75	(1,517,475)	300.00	07/17/2026	(11,250)
Salesforce, Inc.	90	(1,680,030)	200.00	04/10/2026	(8,100)
TOTAL CALL OPTIONS					(3,081,140)
(Premiums Received: $940,325)
(0.86%) PUT OPTIONS
Amazon.com, Inc.	165	(3,436,455)	200	04/02/2026	(5,445)
ASML Holding NV	85	(11,227,055)	650	12/18/2026	(139,825)
Chipotle Mexican Grill, Inc.	1,200	(3,841,200)	30	09/18/2026	(343,200)
Chipotle Mexican Grill, Inc.	700	(2,240,700)	30	04/24/2026	(46,200)
Home Depot, Inc.	70	(2,302,230)	305	04/10/2026	(7,770)
Lululemon Athletica, Inc.	175	(2,679,250)	195	06/18/2026	(788,375)
NIKE, Inc.	350	(1,848,700)	52	04/02/2026	(60,200)
Pool Corp.	220	(4,451,260)	165	07/17/2026	(102,300)
Pool Corp.	480	(9,711,840)	195	04/17/2026	(187,200)
Salesforce, Inc.	120	(2,240,040)	170	04/10/2026	(11,760)
Sprouts Farmers Market, Inc.	600	(4,627,800)	75	04/17/2026	(130,800)
Texas Roadhouse, Inc.	150	(2,477,100)	157.5	04/02/2026	(3,450)
TOTAL PUT OPTIONS					(1,826,525)
(Premiums Received: $2,280,147)
(2.32%) TOTAL OPTIONS WRITTEN					$(4,907,665)
(Premiums Received: $3,220,472)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$123,354,983	$-	$-	$123,354,983
OPTIONS PURCHASED	-	290,900	-	290,900
MONEY MARKET FUND	91,781,304	-	-	91,781,304
TOTAL INVESTMENTS	$215,136,287	$290,900	$-	$215,427,187

OPTIONS WRITTEN	-	(4,907,665)	-	(4,907,665)
TOTAL SHORT INVESTMENTS	$-	$(4,907,665)	$-	$(4,907,665)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $191,918,869, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$34,970,075
Gross unrealized depreciation	(16,369,422)
Net unrealized appreciation	$18,600,653